Other non-current assets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Other non-current assets [Abstract]
Deferred mobilization expenses	$ 30,536	$ 43,327
Intangible assets, net	4,010	4,732
Prepaid investments	23,631	57,910
Total	$ 58,177	$ 105,969